Intangible Asset, Net (Tables)	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of cost and accumulated amortization for intangible asset
	Satellite System Software	Accumulated Amortization	Net Cost
January 1, 2018	$4,950,000	$(1,072,500)	$3,877,500
Addition	-	(495,000)	(495,000)
December 31, 2018	4,950,000	(1,567,500)	3,382,500
Addition	-	(495,000)	(495,000)
December 31, 2019	4,950,000	(2,062,500)	2,887,500
Addition		(123,750)	(123,750)
March 31, 2020 (unaudited)	$4,950,000	$(2,186,250)	$2,763,750